FINANCING RECEIVABLE	12 Months Ended
Dec. 31, 2019
FINANCING RECEIVABLE
FINANCING RECEIVABLE

6.FINANCING RECEIVABLE

Financing receivable consists of the following:

	As of December 31,
	2018	2019
Financing receivable
Used car financing	$9,846	$8,445
Other financing	5	5
Less allowance for financing receivable	(6,365)	(8,450)
Financing receivable, net	$3,486	$—

Financing receivable mainly represents both the principal and financing income receivable associated with the used car dealership financing services expected to be collected from the used car dealerships receiving financing under the financing business at the respective balance sheet dates. Used car financing  is secured with pledged assets, which normally are used car with value not less than the financing receivable. However, extra expenses could occur in getting hold of and disposing of the collaterals. The Company has ceased granting new loans for the used car financing since January 2018, but continues to service the outstanding loans until maturity.

The following table presents nonaccrual financing receivable as of December 31, 2018 and 2019, respectively.

	As of December 31,
	2018	2019
Used car financing	$9,838	$8,445
Other financing	5	5
	$9,843	$8,450

The following table presents the past-due aging of financing receivable as of December 31, 2019.

	0 – 90 days	over 90 days			total
	past-due	past-due	total		financing
	aging	aging	past due	current	receivable
Used car financing	$—	$8,445	$8,445	$—	$8,445
Other financing	—	5	5	—	5
	$—	$8,450	$8,450	$—	$8,450

The following table presents the past-due aging of financing receivable as of December 31, 2018.

	0 – 90 days	over 90 days			total
	past-due	past-due	total		financing
	aging	aging	past due	current	receivable
Used car financing	$—	$9,838	$9,838	$8	$9,846
Other financing	—	5	5	—	5
	$—	$9,843	$9,843	$8	$9,851

Movement of allowance for financing receivable is as follows:

	Years ended December 31,
	2017	2018	2019
Beginning balance	$(3,357)	$(3,692)	$(6,365)
Charge to cost of revenues	(12,717)	(11,074)	(2,158)
Write off of financing receivable	12,933	7,786	—
Exchange difference	(551)	615	73
Ending balance	$(3,692)	$(6,365)	$(8,450)

For the years ended December 31, 2017, 2018 and 2019, the Company considered loan principal and financing income receivables meeting any of the following conditions as uncollectible and has further written them off: (i) death of the borrower; or (ii) unable to reach the borrower.